UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-04333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                New York, New York                     05/15/08
[Signature]                      [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        9

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $6,754,813
                                         (thousands)

Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         01       28-04690                  High River Limited Partnership

         02       28-05849                  Icahn Enterprises Holdings L.P.

         03       28-02662                  Barberry Corp.

         04       28-04970                  High Coast Limited Partnership

         05       28-04460                  Highcrest Investors Corp.

         06       28-11469                  Gascon Partners

         07       28-12620                  CCI Offshore Corp.

         08       28-12621                  CCI Onshore Corp.

         09       28-11143                  Icahn Management LP


                                                     Form 13F Information Table*
                                               Name of Reporting Manager: Carl C. Icahn

COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                     VALUE        SHRS OR   SH/   PUT/     INVESTMENT     OTHER          Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)      PRN AMT   PRN   CALL     DISCRETION    MANAGER*     SOLE   SHARED  NONE
------             -----      -----            --------      -------   ---   ----     ----------    --------     ----   ------  ----

ADVENTRX PHARMA-   COM        00764X103            467       864,865    SH             Defined         1                864,865
CEUTICALS INC

AMERICAN RAILCAR   COM        02916P103          8,479       417,086    SH             Defined         3                417,086
INDS INC

AMERICAN RAILCAR   COM        02916P103        124,214     6,109,894    SH             Defined                        6,109,894
INDS INC

BEA SYS INC        COM        073325102        198,471    10,364,001    SH             Defined         1             10,364,001

BIOGEN IDEC INC    COM        09062X103        153,434     2,487,181    SH             Defined         1              2,487,181

BLOCKBUSTER INC    CL A       093679108          5,649     1,732,960    SH             Defined         1              1,732,960

BLOCKBUSTER INC    CL A       093679108          2,927       898,000    SH             Defined         3                898,000

BLOCKBUSTER INC    CL B       093679207          2,201       772,320    SH             Defined         1                772,320

BLOCKBUSTER INC    CL B       093679207            972       340,906    SH             Defined         3                340,906

CYBERONICS, INC.   COM        23251P102          7,281       502,152    SH             Defined         1                502,152

ENZON PHARMA-      COM        293904108          5,659       614,420    SH             Defined         1                614,420
CEUTICALS INC

FORESTAR REAL      COM        346233109         19,990       802,481    SH             Defined         1                802,481
ESTATE GROUP I

GREENBRIER COS     COM        393657101         40,576     1,530,000    SH             Defined                        1,530,000
INC

GUARANTY FINL      COM        40108N106          8,522       802,481    SH             Defined         1                802,481
GROUP INC

ICAHN ENTERPRISES  DEP        451100101        238,178     2,887,000    SH             Defined         3              2,887,000
LP                 UNIT

ICAHN ENTERPRISES  DEP        451100101      3,053,311    37,009,836    SH             Defined         4             37,009,836
LP                 UNIT

ICAHN ENTERPRISES  DEP        451100101        284,838     3,452,586    SH             Defined         5              3,452,586
LP                 UNIT

ICAHN ENTERPRISES  DEP        451100101        981,104    11,892,167    SH             Defined         6             11,892,167
LP                 UNIT

ICAHN ENTERPRISES  DEP        451100101        305,805     3,706,723    SH             Defined         7              3,706,723
LP                 UNIT

ICAHN ENTERPRISES  DEP        451100101        125,030     1,515,515    SH             Defined         8              1,515,515
LP                 UNIT

ICAHN ENTERPRISES  DEP        451100101        281,361     3,410,441    SH             Defined         9              3,410,441
LP                 UNIT

ICAHN ENTERPRISES  DEP        451100101         34,138       413,793    SH             Defined                          413,793
LP                 UNIT

IMCLONE SYS INC    COM        45245W109        263,222     6,205,134    SH             Defined         1              6,205,134

IMCLONE SYS INC    COM        45245W109        193,588     4,563,610    SH             Defined         2              4,563,610

IMCLONE SYS INC    COM        45245W109         38,212       900,800    SH             Defined         3                900,800

LEAR CORP          COM        521865105         17,097       659,860    SH             Defined         1                659,860

LEAR CORP          COM        521865105         53,756     2,074,701    SH             Defined                        2,074,701

MOTOROLA INC       COM        620076109        268,885    28,912,400    SH             Defined         1             28,912,400

TELIK INC          COM        87959M109          2,536     1,039,165    SH             Defined         1              1,039,165

TEMPLE INLAND INC  COM        879868107         30,623     2,407,447    SH             Defined         1              2,407,447

WCI CMNTYS INC     COM        92923C104          4,287     1,279,725    SH             Defined         1              1,279,725


                   TOTAL                    $6,754,813


CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.